UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2021

Date of reporting period:	3/31/2021

Item 1 – Reports to Stockholders

PGIM QMA STOCK INDEX FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM QMA Stock Index Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Stock Index Fund

May 14, 2021

PGIM QMA Stock Index Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	18.68	50.50	14.95	12.97	—
Class C	18.28	53.54	14.97	12.63	—
Class I	18.88	56.07	16.11	13.74	—
Class Z	18.84	55.99	16.04	13.67	—
Class R6	18.88	56.10	N/A	N/A	15.20 (11/28/17)
S&P 500 Index	19.08	56.31	16.29	13.90	—

Average Annual Total Returns as of 3/31/21 Since Inception (%)
Class R6 (11/28/17)
S&P 500 Index	15.10

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index is measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class I	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM QMA Stock Index Fund	5

Your Fund’s Performance (continued)

Six-month performance broken out by S&P 500 Index sectors.

S&P 500 Index as of 3/31/21

*Sector weightings are subject to change.

Source: FactSet Research Systems Inc.

Presentation of Fund Holdings as of 3/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.5%
Microsoft Corp.	Software	5.1%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.8%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.7%
Tesla, Inc.	Automobiles	1.5%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.4%
JPMorgan Chase & Co.	Banks	1.3%
Johnson & Johnson	Pharmaceuticals	1.2%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Stock Index Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Stock Index Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,186.80	0.51%	$2.78
	Hypothetical	$1,000.00	$1,022.39	0.51%	$2.57
Class C	Actual	$1,000.00	$1,182.80	1.19%	$6.48
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99
Class I	Actual	$1,000.00	$1,188.80	0.19%	$1.04
	Hypothetical	$1,000.00	$1,023.98	0.19%	$0.96
Class Z	Actual	$1,000.00	$1,188.40	0.25%	$1.36
	Hypothetical	$1,000.00	$1,023.68	0.25%	$1.26
Class R6	Actual	$1,000.00	$1,188.80	0.18%	$0.98
	Hypothetical	$1,000.00	$1,024.03	0.18%	$0.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of March 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS 96.5%

Aerospace & Defense 1.6%

Boeing Co. (The)*	12,904	$3,286,907
General Dynamics Corp.	5,612	1,018,915
Howmet Aerospace, Inc.*	8,381	269,282
Huntington Ingalls Industries, Inc.	1,000	205,850
L3Harris Technologies, Inc.	4,916	996,375
Lockheed Martin Corp.	5,966	2,204,437
Northrop Grumman Corp.	3,768	1,219,475
Raytheon Technologies Corp.	36,331	2,807,296
Teledyne Technologies, Inc.*	900	372,285
Textron, Inc.	5,134	287,915
TransDigm Group, Inc.*	1,360	799,571

		13,468,308

Air Freight & Logistics 0.6%

C.H. Robinson Worldwide, Inc.	3,200	305,376
Expeditors International of Washington, Inc.	4,000	430,760
FedEx Corp.	5,846	1,660,498
United Parcel Service, Inc. (Class B Stock)	17,190	2,922,128

		5,318,762

Airlines 0.3%

Alaska Air Group, Inc.*	2,500	173,025
American Airlines Group, Inc.*	13,250	316,675
Delta Air Lines, Inc.*	15,100	729,028
Southwest Airlines Co.*	13,674	834,934
United Airlines Holdings, Inc.*	6,400	368,256

		2,421,918

Auto Components 0.1%

Aptiv PLC*	6,450	889,455
BorgWarner, Inc.	5,400	250,344

		1,139,799

Automobiles 1.8%

Ford Motor Co.*	92,038	1,127,466
General Motors Co.*	29,900	1,718,054
Tesla, Inc.*	18,350	12,256,515

		15,102,035

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks 4.3%

Bank of America Corp.	181,495	$7,022,042
Citigroup, Inc.	49,895	3,629,861
Citizens Financial Group, Inc.	9,900	437,085
Comerica, Inc.	3,061	219,596
Fifth Third Bancorp	16,973	635,639
First Republic Bank	4,300	717,025
Huntington Bancshares, Inc.	24,229	380,880
JPMorgan Chase & Co.	72,943	11,104,113
KeyCorp	23,035	460,239
M&T Bank Corp.	3,070	465,443
People’s United Financial, Inc.	8,300	148,570
PNC Financial Services Group, Inc. (The)	10,272	1,801,811
Regions Financial Corp.	22,574	466,379
SVB Financial Group*	1,260	622,012
Truist Financial Corp.	31,972	1,864,607
U.S. Bancorp	32,395	1,791,767
Wells Fargo & Co.	98,236	3,838,080
Zions Bancorp NA	3,600	197,856

		35,803,005

Beverages 1.4%

Brown-Forman Corp. (Class B Stock)	3,950	272,432
Coca-Cola Co. (The)	92,364	4,868,506
Constellation Brands, Inc. (Class A Stock)	4,100	934,800
Molson Coors Beverage Co. (Class B Stock)*	4,094	209,408
Monster Beverage Corp.*	8,850	806,147
PepsiCo, Inc.	33,141	4,687,794

		11,779,087

Biotechnology 1.8%

AbbVie, Inc.	42,189	4,565,694
Alexion Pharmaceuticals, Inc.*	5,300	810,423
Amgen, Inc.	13,896	3,457,464
Biogen, Inc.*	3,770	1,054,658
Gilead Sciences, Inc.	29,800	1,925,974
Incyte Corp.*	4,400	357,588
Regeneron Pharmaceuticals, Inc.*	2,560	1,211,238
Vertex Pharmaceuticals, Inc.*	6,360	1,366,700

		14,749,739

Building Products 0.5%

A.O. Smith Corp.	3,200	216,352

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Allegion PLC	2,033	$255,386
Carrier Global Corp.	19,229	811,848
Fortune Brands Home & Security, Inc.	3,400	325,788
Johnson Controls International PLC	17,187	1,025,548
Masco Corp.	5,826	348,977
Trane Technologies PLC	5,800	960,248

		3,944,147

Capital Markets 2.8%

Ameriprise Financial, Inc.	2,861	665,040
Bank of New York Mellon Corp. (The)	19,238	909,765
BlackRock, Inc.	3,460	2,608,702
Cboe Global Markets, Inc.	2,500	246,725
Charles Schwab Corp. (The)	35,611	2,321,125
CME Group, Inc.	8,700	1,776,801
Franklin Resources, Inc.	6,442	190,683
Goldman Sachs Group, Inc. (The)	8,280	2,707,560
Intercontinental Exchange, Inc.	13,340	1,489,811
Invesco Ltd.	8,300	209,326
MarketAxess Holdings, Inc.	900	448,128
Moody’s Corp.	3,876	1,157,412
Morgan Stanley	35,790	2,779,451
MSCI, Inc.	2,000	838,560
Nasdaq, Inc.	2,700	398,142
Northern Trust Corp.	4,762	500,534
Raymond James Financial, Inc.	3,000	367,680
S&P Global, Inc.	5,770	2,036,060
State Street Corp.	8,162	685,690
T. Rowe Price Group, Inc.	5,400	926,640

		23,263,835

Chemicals 1.8%

Air Products & Chemicals, Inc.	5,302	1,491,665
Albemarle Corp.	2,540	371,119
Celanese Corp.	2,900	434,449
CF Industries Holdings, Inc.	4,700	213,286
Corteva, Inc.	17,509	816,270
Dow, Inc.	17,409	1,113,131
DuPont de Nemours, Inc.	12,609	974,424
Eastman Chemical Co.	3,386	372,866
Ecolab, Inc.	6,042	1,293,411
FMC Corp.	3,200	353,952
International Flavors & Fragrances, Inc.	5,615	783,910

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Linde PLC (United Kingdom)	12,568	$3,520,800
LyondellBasell Industries NV (Class A Stock)	6,100	634,705
Mosaic Co. (The)	7,800	246,558
PPG Industries, Inc.	5,748	863,694
Sherwin-Williams Co. (The)	1,996	1,473,068

		14,957,308

Commercial Services & Supplies 0.4%

Cintas Corp.	2,160	737,230
Copart, Inc.*	5,000	543,050
Republic Services, Inc.	4,935	490,292
Rollins, Inc.	5,175	178,124
Waste Management, Inc.	9,413	1,214,465

		3,163,161

Communications Equipment 0.8%

Arista Networks, Inc.*	1,350	407,552
Cisco Systems, Inc.	100,844	5,214,643
F5 Networks, Inc.*	1,500	312,930
Juniper Networks, Inc.	7,400	187,442
Motorola Solutions, Inc.	4,156	781,536

		6,904,103

Construction & Engineering 0.0%

Quanta Services, Inc.	3,300	290,334

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,500	503,730
Vulcan Materials Co.	3,100	523,125

		1,026,855

Consumer Finance 0.6%

American Express Co.	15,499	2,192,178
Capital One Financial Corp.	11,066	1,407,927
Discover Financial Services	7,318	695,137
Synchrony Financial	12,465	506,827

		4,802,069

Containers & Packaging 0.3%

Amcor PLC	37,160	434,029

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

Avery Dennison Corp.	2,038	$374,279
Ball Corp.	7,728	654,871
International Paper Co.	9,084	491,172
Packaging Corp. of America	2,370	318,717
Sealed Air Corp.	3,136	143,691
Westrock Co.	6,033	314,018

		2,730,777

Distributors 0.1%

Genuine Parts Co.	3,499	404,449
LKQ Corp.*	5,900	249,747
Pool Corp.	900	310,716

		964,912

Diversified Financial Services 1.4%

Berkshire Hathaway, Inc. (Class B Stock)*	45,590	11,646,877

Diversified Telecommunication Services 1.4%

AT&T, Inc.	169,907	5,143,085
Lumen Technologies, Inc.	22,679	302,764
Verizon Communications, Inc.	98,933	5,752,954

		11,198,803

Electric Utilities 1.6%

Alliant Energy Corp.	5,400	292,464
American Electric Power Co., Inc.	11,991	1,015,638
Duke Energy Corp.	17,939	1,731,652
Edison International	8,962	525,173
Entergy Corp.	4,715	469,001
Evergy, Inc.	5,000	297,650
Eversource Energy	8,200	710,038
Exelon Corp.	22,912	1,002,171
FirstEnergy Corp.	12,377	429,358
NextEra Energy, Inc.	46,528	3,517,982
NRG Energy, Inc.	5,300	199,969
Pinnacle West Capital Corp.	2,600	211,510
PPL Corp.	17,352	500,432
Southern Co. (The)	24,915	1,548,716
Xcel Energy, Inc.	12,483	830,244

		13,281,998

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 0.5%

AMETEK, Inc.	5,600	$715,288
Eaton Corp. PLC	9,593	1,326,520
Emerson Electric Co.	14,350	1,294,657
Generac Holdings, Inc.*	1,400	458,430
Rockwell Automation, Inc.	2,743	728,102

		4,522,997

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. (Class A Stock)	14,200	936,774
CDW Corp.	3,300	546,975
Corning, Inc.	17,597	765,645
FLIR Systems, Inc.	2,900	163,763
IPG Photonics Corp.*	900	189,846
Keysight Technologies, Inc.*	4,400	630,960
TE Connectivity Ltd.	7,950	1,026,425
Trimble, Inc.*	5,600	435,624
Zebra Technologies Corp. (Class A Stock)*	1,300	630,734

		5,326,746

Energy Equipment & Services 0.2%

Baker Hughes Co.	15,845	342,411
Halliburton Co.	20,922	448,986
NOV, Inc.*	7,000	96,040
Schlumberger NV	32,732	889,983

		1,777,420

Entertainment 2.0%

Activision Blizzard, Inc.	18,300	1,701,900
Electronic Arts, Inc.	7,000	947,590
Live Nation Entertainment, Inc.*	3,200	270,880
Netflix, Inc.*	10,630	5,545,246
Take-Two Interactive Software, Inc.*	2,700	477,090
Walt Disney Co. (The)*	43,436	8,014,810

		16,957,516

Equity Real Estate Investment Trusts (REITs) 2.3%

Alexandria Real Estate Equities, Inc.	3,100	509,330
American Tower Corp.	10,750	2,569,895
AvalonBay Communities, Inc.	3,411	629,364
Boston Properties, Inc.	3,280	332,133
Crown Castle International Corp.	10,300	1,772,939

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Digital Realty Trust, Inc.	6,700	$943,628
Duke Realty Corp.	8,700	364,791
Equinix, Inc.	2,166	1,471,992
Equity Residential	8,000	573,040
Essex Property Trust, Inc.	1,700	462,128
Extra Space Storage, Inc.	3,100	410,905
Federal Realty Investment Trust	1,500	152,175
Healthpeak Properties, Inc.	11,900	377,706
Host Hotels & Resorts, Inc.*	16,336	275,262
Iron Mountain, Inc.	6,005	222,245
Kimco Realty Corp.	8,800	165,000
Mid-America Apartment Communities, Inc.	2,770	399,877
Prologis, Inc.	17,537	1,858,922
Public Storage	3,700	913,012
Realty Income Corp.	8,100	514,350
Regency Centers Corp.	3,600	204,156
SBA Communications Corp.	2,550	707,752
Simon Property Group, Inc.	7,689	874,778
UDR, Inc.	6,900	302,634
Ventas, Inc.	8,933	476,486
Vornado Realty Trust	3,284	149,061
Welltower, Inc.	10,000	716,300
Weyerhaeuser Co.	17,239	613,708

		18,963,569

Food & Staples Retailing 1.3%

Costco Wholesale Corp.	10,658	3,756,732
Kroger Co. (The)	17,368	625,074
Sysco Corp.	12,080	951,179
Walgreens Boots Alliance, Inc.	16,678	915,622
Walmart, Inc.	33,186	4,507,655

		10,756,262

Food Products 0.9%

Archer-Daniels-Midland Co.	13,259	755,763
Campbell Soup Co.	4,347	218,524
Conagra Brands, Inc.	11,143	418,977
General Mills, Inc.	14,544	891,838
Hershey Co. (The)	3,516	556,090
Hormel Foods Corp.	6,700	320,126
J.M. Smucker Co. (The)	2,600	328,978
Kellogg Co.	5,570	352,581
Kraft Heinz Co. (The)	15,055	602,200

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)
Lamb Weston Holdings, Inc.	3,600	$278,928
McCormick & Co., Inc.	6,000	534,960
Mondelez International, Inc. (Class A Stock)	33,566	1,964,618
Tyson Foods, Inc. (Class A Stock)	7,100	527,530

		7,751,113

Gas Utilities 0.0%

Atmos Energy Corp.	3,100	306,435

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	42,513	5,094,758
ABIOMED, Inc.*	1,200	382,476
Align Technology, Inc.*	1,770	958,508
Baxter International, Inc.	11,974	1,009,887
Becton, Dickinson & Co.	7,065	1,717,855
Boston Scientific Corp.*	33,772	1,305,288
Cooper Cos., Inc. (The)	1,200	460,908
Danaher Corp.	15,120	3,403,210
Dentsply Sirona, Inc.	5,200	331,812
Dexcom, Inc.*	2,300	826,597
Edwards Lifesciences Corp.*	15,010	1,255,436
Hologic, Inc.*	6,000	446,280
IDEXX Laboratories, Inc.*	2,080	1,017,765
Intuitive Surgical, Inc.*	2,810	2,076,421
Medtronic PLC	32,115	3,793,745
ResMed, Inc.	3,490	677,130
STERIS PLC	2,000	380,960
Stryker Corp.	7,930	1,931,589
Teleflex, Inc.	1,200	498,552
Varian Medical Systems, Inc.*	2,300	406,019
West Pharmaceutical Services, Inc.	1,840	518,475
Zimmer Biomet Holdings, Inc.	5,011	802,161

		29,295,832

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	3,560	420,329
Anthem, Inc.	5,960	2,139,342
Cardinal Health, Inc.	6,473	393,235
Centene Corp.*	13,908	888,860
Cigna Corp.	8,468	2,047,054
CVS Health Corp.	31,346	2,358,160
DaVita, Inc.*	1,700	183,209
HCA Healthcare, Inc.	6,400	1,205,376

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Henry Schein, Inc.*	3,200	$221,568
Humana, Inc.	3,100	1,299,675
Laboratory Corp. of America Holdings*	2,400	612,072
McKesson Corp.	3,826	746,223
Quest Diagnostics, Inc.	3,300	423,522
UnitedHealth Group, Inc.	22,698	8,445,245
Universal Health Services, Inc. (Class B Stock)	1,970	262,778

		21,646,648

Health Care Technology 0.1%

Cerner Corp.	7,300	524,724

Hotels, Restaurants & Leisure 2.0%

Booking Holdings, Inc.*	1,030	2,399,735
Caesars Entertainment, Inc.*	4,500	393,525
Carnival Corp.*	17,100	453,834
Chipotle Mexican Grill, Inc.*	750	1,065,615
Darden Restaurants, Inc.	3,053	433,526
Domino’s Pizza, Inc.	1,000	367,790
Hilton Worldwide Holdings, Inc.*	6,760	817,419
Las Vegas Sands Corp.*	7,260	441,118
Marriott International, Inc. (Class A Stock)*	6,540	968,639
McDonald’s Corp.	17,880	4,007,623
MGM Resorts International	9,300	353,307
Norwegian Cruise Line Holdings Ltd.*	7,500	206,925
Penn National Gaming, Inc.*	2,800	293,552
Royal Caribbean Cruises Ltd.*	4,600	393,806
Starbucks Corp.	28,180	3,079,229
Wynn Resorts Ltd.*	2,200	275,814
Yum! Brands, Inc.	7,164	775,002

		16,726,459

Household Durables 0.4%

D.R. Horton, Inc.	7,700	686,224
Garmin Ltd.	3,600	474,660
Leggett & Platt, Inc.	2,600	118,690
Lennar Corp. (Class A Stock)	6,600	668,118
Mohawk Industries, Inc.*	1,540	296,157
Newell Brands, Inc.	7,927	212,285
NVR, Inc.*	90	423,984

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables (cont’d.)

PulteGroup, Inc.	6,311	$330,949
Whirlpool Corp.	1,485	327,220

		3,538,287

Household Products 1.4%

Church & Dwight Co., Inc.	5,800	506,630
Clorox Co. (The)	3,032	584,812
Colgate-Palmolive Co.	20,360	1,604,979
Kimberly-Clark Corp.	8,116	1,128,530
Procter & Gamble Co. (The)	58,763	7,958,273

		11,783,224

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	15,900	426,279

Industrial Conglomerates 1.2%

3M Co.	13,938	2,685,574
General Electric Co.	209,207	2,746,888
Honeywell International, Inc.	16,685	3,621,813
Roper Technologies, Inc.	2,580	1,040,617

		10,094,892

Insurance 1.8%

Aflac, Inc.	14,800	757,464
Allstate Corp. (The)	7,108	816,709
American International Group, Inc.	20,651	954,283
Aon PLC (Class A Stock)	5,389	1,240,063
Arthur J. Gallagher & Co.	4,500	561,465
Assurant, Inc.	1,500	212,655
Chubb Ltd.	10,753	1,698,651
Cincinnati Financial Corp.	3,407	351,228
Everest Re Group Ltd.	950	235,419
Globe Life, Inc.	2,133	206,112
Hartford Financial Services Group, Inc. (The)	8,553	571,255
Lincoln National Corp.	3,951	246,029
Loews Corp.	4,917	252,144
Marsh & McLennan Cos., Inc.	12,040	1,466,472
MetLife, Inc.	17,650	1,072,943
Principal Financial Group, Inc.	5,700	341,772
Progressive Corp. (The)	13,816	1,320,948
Prudential Financial, Inc.(g)	9,300	847,230
Travelers Cos., Inc. (The)	6,031	907,062

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Unum Group	3,626	$100,912
W.R. Berkley Corp.	3,300	248,655
Willis Towers Watson PLC	3,100	709,528

		15,118,999

Interactive Media & Services 5.7%

Alphabet, Inc. (Class A Stock)*	7,260	14,973,895
Alphabet, Inc. (Class C Stock)*	6,952	14,381,116
Facebook, Inc. (Class A Stock)*	57,710	16,997,326
Twitter, Inc.*	19,000	1,208,970

		47,561,307

Internet & Direct Marketing Retail 4.1%

Amazon.com, Inc.*	10,265	31,760,731
eBay, Inc.	15,340	939,422
Etsy, Inc.*	3,100	625,177
Expedia Group, Inc.*	3,300	567,996

		33,893,326

IT Services 5.0%

Accenture PLC (Class A Stock)	15,190	4,196,237
Akamai Technologies, Inc.*	3,800	387,220
Automatic Data Processing, Inc.	10,348	1,950,288
Broadridge Financial Solutions, Inc.	2,900	443,990
Cognizant Technology Solutions Corp. (Class A Stock)	12,500	976,500
DXC Technology Co.*	5,259	164,396
Fidelity National Information Services, Inc.	14,760	2,075,404
Fiserv, Inc.*	13,800	1,642,752
FleetCor Technologies, Inc.*	2,060	553,378
Gartner, Inc.*	2,070	377,879
Global Payments, Inc.	7,094	1,430,009
International Business Machines Corp.	21,274	2,834,973
Jack Henry & Associates, Inc.	1,900	288,268
Mastercard, Inc. (Class A Stock)	21,000	7,477,050
Paychex, Inc.	7,725	757,204
PayPal Holdings, Inc.*	28,030	6,806,805
VeriSign, Inc.*	2,380	473,049
Visa, Inc. (Class A Stock)(a)	40,550	8,585,651
Western Union Co. (The)	9,352	230,620

		41,651,673

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products 0.0%

Hasbro, Inc.	3,154	$303,162

Life Sciences Tools & Services 1.1%

Agilent Technologies, Inc.	7,398	940,582
Bio-Rad Laboratories, Inc. (Class A Stock)*	600	342,702
Illumina, Inc.*	3,530	1,355,732
IQVIA Holdings, Inc.*	4,710	909,690
Mettler-Toledo International, Inc.*	610	704,971
PerkinElmer, Inc.	2,770	355,363
Thermo Fisher Scientific, Inc.	9,532	4,350,214
Waters Corp.*	1,620	460,355

		9,419,609

Machinery 1.8%

Caterpillar, Inc.	12,996	3,013,382
Cummins, Inc.	3,606	934,351
Deere & Co.	7,480	2,798,567
Dover Corp.	3,562	488,457
Fortive Corp.	7,950	561,588
IDEX Corp.	1,800	376,776
Illinois Tool Works, Inc.	6,986	1,547,539
Ingersoll Rand, Inc.*	8,429	414,791
Otis Worldwide Corp.	9,464	647,811
PACCAR, Inc.	8,064	749,307
Parker-Hannifin Corp.	3,168	999,282
Pentair PLC	3,646	227,219
Snap-on, Inc.	1,442	332,727
Stanley Black & Decker, Inc.	3,988	796,284
Westinghouse Air Brake Technologies Corp.	4,160	329,305
Xylem, Inc.	4,350	457,533

		14,674,919

Media 1.3%

Charter Communications, Inc. (Class A Stock)*(a)	3,460	2,134,889
Comcast Corp. (Class A Stock)	109,220	5,909,894
Discovery, Inc. (Class A Stock)*	3,300	143,418
Discovery, Inc. (Class C Stock)*	6,500	239,785
DISH Network Corp. (Class A Stock)*	5,333	193,055
Fox Corp. (Class A Stock)	7,866	284,041
Fox Corp. (Class B Stock)	3,666	128,053
Interpublic Group of Cos., Inc. (The)	8,588	250,770
News Corp. (Class A Stock)	9,075	230,777
News Corp. (Class B Stock)	1,800	42,228

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

Omnicom Group, Inc.	5,134	$380,686
ViacomCBS, Inc. (Class B Stock)	13,597	613,225

		10,550,821

Metals & Mining 0.4%

Freeport-McMoRan, Inc.*	35,492	1,168,752
Newmont Corp.	18,797	1,132,895
Nucor Corp.	7,212	578,907

		2,880,554

Multiline Retail 0.5%

Dollar General Corp.	6,000	1,215,720
Dollar Tree, Inc.*	5,642	645,783
Target Corp.	11,982	2,373,275

		4,234,778

Multi-Utilities 0.8%

Ameren Corp.	5,969	485,638
CenterPoint Energy, Inc.	12,079	273,589
CMS Energy Corp.	6,600	404,052
Consolidated Edison, Inc.	8,051	602,215
Dominion Energy, Inc.	19,250	1,462,230
DTE Energy Co.	4,587	610,713
NiSource, Inc.	8,800	212,168
Public Service Enterprise Group, Inc.	11,794	710,117
Sempra Energy	7,278	964,917
WEC Energy Group, Inc.	7,333	686,296

		6,411,935

Oil, Gas & Consumable Fuels 2.5%

APA Corp.	6,948	124,369
Cabot Oil & Gas Corp.	9,000	169,020
Chevron Corp.	45,947	4,814,786
ConocoPhillips	32,081	1,699,331
Devon Energy Corp.	12,800	279,680
Diamondback Energy, Inc.	4,300	316,007
EOG Resources, Inc.	14,000	1,015,420
Exxon Mobil Corp.	101,052	5,641,733
Hess Corp.	6,334	448,194
HollyFrontier Corp.	2,600	93,028
Kinder Morgan, Inc.	45,680	760,572

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Marathon Oil Corp.	16,678	$178,121
Marathon Petroleum Corp.	15,076	806,415
Occidental Petroleum Corp.	19,679	523,855
ONEOK, Inc.	10,600	536,996
Phillips 66	10,228	833,991
Pioneer Natural Resources Co.	4,900	778,218
Valero Energy Corp.	9,700	694,520
Williams Cos., Inc. (The)	28,292	670,238

		20,384,494

Personal Products 0.2%

Estee Lauder Cos., Inc. (The) (Class A Stock)	5,470	1,590,949

Pharmaceuticals 3.5%

Bristol-Myers Squibb Co.	53,779	3,395,068
Catalent, Inc.*	3,900	410,709
Eli Lilly & Co.	19,097	3,567,702
Johnson & Johnson	63,009	10,355,529
Merck & Co., Inc.	60,493	4,663,405
Perrigo Co. PLC	2,800	113,316
Pfizer, Inc.	132,763	4,810,004
Viatris, Inc.*	27,699	386,955
Zoetis, Inc.	11,300	1,779,524

		29,482,212

Professional Services 0.4%

Equifax, Inc.	2,930	530,711
IHS Markit Ltd.	8,800	851,664
Jacobs Engineering Group, Inc.	3,100	400,737
Leidos Holdings, Inc.	3,100	298,468
Nielsen Holdings PLC	7,400	186,110
Robert Half International, Inc.	2,500	195,175
Verisk Analytics, Inc.	3,930	694,392

		3,157,257

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	8,100	640,791

Road & Rail 1.0%

CSX Corp.	18,118	1,746,938
J.B. Hunt Transport Services, Inc.	1,950	327,736
Kansas City Southern	2,300	607,016

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail (cont’d.)

Norfolk Southern Corp.	6,131	$1,646,296
Old Dominion Freight Line, Inc.	2,400	576,984
Union Pacific Corp.	16,036	3,534,495

		8,439,465

Semiconductors & Semiconductor Equipment 5.4%

Advanced Micro Devices, Inc.*	28,750	2,256,875
Analog Devices, Inc.	8,947	1,387,501
Applied Materials, Inc.	22,088	2,950,957
Broadcom, Inc.	9,759	4,524,858
Enphase Energy, Inc.*	3,000	486,480
Intel Corp.	97,148	6,217,472
KLA Corp.	3,730	1,232,392
Lam Research Corp.	3,392	2,019,054
Maxim Integrated Products, Inc.	6,300	575,631
Microchip Technology, Inc.	6,360	987,199
Micron Technology, Inc.*	26,516	2,338,976
Monolithic Power Systems, Inc.	1,050	370,871
NVIDIA Corp.	14,870	7,939,539
NXP Semiconductors NV (Netherlands)	6,300	1,268,442
Qorvo, Inc.*	2,671	487,992
QUALCOMM, Inc.	27,200	3,606,448
Skyworks Solutions, Inc.	4,000	733,920
Teradyne, Inc.	3,900	474,552
Texas Instruments, Inc.	22,052	4,167,607
Xilinx, Inc.	5,900	731,010

		44,757,776

Software 8.0%

Adobe, Inc.*	11,550	5,490,524
ANSYS, Inc.*	2,100	713,076
Autodesk, Inc.*	5,320	1,474,438
Cadence Design Systems, Inc.*	6,800	931,532
Citrix Systems, Inc.	2,960	415,466
Fortinet, Inc.*	3,300	608,586
Intuit, Inc.	6,470	2,478,398
Microsoft Corp.	180,712	42,606,468
NortonLifeLock, Inc.	12,517	266,112
Oracle Corp.	44,290	3,107,829
Paycom Software, Inc.*	1,250	462,575
salesforce.com, Inc.*	21,960	4,652,665
ServiceNow, Inc.*	4,720	2,360,519

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Synopsys, Inc.*	3,700	$916,786
Tyler Technologies, Inc.*	1,000	424,530

		66,909,504

Specialty Retail 2.3%

Advance Auto Parts, Inc.	1,650	302,759
AutoZone, Inc.*	590	828,537
Best Buy Co., Inc.	5,500	631,455
CarMax, Inc.*	4,000	530,640
Gap, Inc. (The)*	3,713	110,573
Home Depot, Inc. (The)	25,864	7,894,986
L Brands, Inc.*	5,122	316,847
Lowe’s Cos., Inc.	17,566	3,340,702
O’Reilly Automotive, Inc.*	1,730	877,543
Ross Stores, Inc.	8,600	1,031,226
TJX Cos., Inc. (The)	28,528	1,887,127
Tractor Supply Co.	2,800	495,824
Ulta Beauty, Inc.*	1,420	439,021

		18,687,240

Technology Hardware, Storage & Peripherals 5.9%

Apple, Inc.	377,562	46,119,198
Hewlett Packard Enterprise Co.	30,702	483,249
HP, Inc.	29,902	949,389
NetApp, Inc.	5,400	392,418
Seagate Technology PLC	4,700	360,725
Western Digital Corp.	7,325	488,944

		48,793,923

Textiles, Apparel & Luxury Goods 0.7%

Hanesbrands, Inc.	8,200	161,294
NIKE, Inc. (Class B Stock)	30,074	3,996,534
PVH Corp.*	1,400	147,980
Ralph Lauren Corp.*	1,100	135,476
Tapestry, Inc.*	6,500	267,865
Under Armour, Inc. (Class A Stock)*	3,600	79,776
Under Armour, Inc. (Class C Stock)*	2,967	54,771
VF Corp.	7,736	618,261

		5,461,957

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 0.7%

Altria Group, Inc.	44,179	$2,260,198
Philip Morris International, Inc.	37,279	3,308,138

		5,568,336

Trading Companies & Distributors 0.2%

Fastenal Co.	13,200	663,696
United Rentals, Inc.*	1,800	592,758
W.W. Grainger, Inc.	1,134	454,655

		1,711,109

Water Utilities 0.1%
American Water Works Co., Inc.	4,500	674,640

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.*	13,870	1,737,772

TOTAL COMMON STOCKS
(cost $155,815,870)		803,054,743

EXCHANGE-TRADED FUNDS 1.3%
iShares Core S&P 500 ETF	13,960	5,553,567
SPDR S&P 500 ETF Trust	12,300	4,874,859

TOTAL EXCHANGE-TRADED FUNDS
(cost $8,605,901)		10,428,426

TOTAL LONG-TERM INVESTMENTS
(cost $164,421,771)		813,483,169

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUNDS 2.7%
PGIM Core Ultra Short Bond Fund(wa)	17,405,192	17,405,192
PGIM Institutional Money Market Fund (cost $5,482,784; includes $5,481,826 of cash collateral for securities on loan)(b)(wa)	5,487,512	5,484,768

TOTAL AFFILIATED MUTUAL FUNDS
(cost $22,887,976)		22,889,960

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $1,499,720)	0.040%	09/16/21	1,500	$1,499,844

TOTAL SHORT-TERM INVESTMENTS (cost $24,387,696)				24,389,804

TOTAL INVESTMENTS 100.7% (cost $188,809,467)				837,872,973
Liabilities in excess of other assets(z) (0.7)%				(5,497,340)

NET ASSETS 100.0%				$832,375,633

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,301,358; cash collateral of $5,481,826 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
92	S&P 500 E-Mini Index	Jun. 2021	$18,250,040	$117,307

See Notes to Financial Statements.

26

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$1,499,844

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$13,468,308	$—	$—
Air Freight & Logistics	5,318,762	—	—
Airlines	2,421,918	—	—
Auto Components	1,139,799	—	—
Automobiles	15,102,035	—	—
Banks	35,803,005	—	—
Beverages	11,779,087	—	—
Biotechnology	14,749,739	—	—
Building Products	3,944,147	—	—
Capital Markets	23,263,835	—	—
Chemicals	14,957,308	—	—
Commercial Services & Supplies	3,163,161	—	—
Communications Equipment	6,904,103	—	—
Construction & Engineering	290,334	—	—
Construction Materials	1,026,855	—	—
Consumer Finance	4,802,069	—	—
Containers & Packaging	2,730,777	—	—
Distributors	964,912	—	—
Diversified Financial Services	11,646,877	—	—
Diversified Telecommunication Services	11,198,803	—	—
Electric Utilities	13,281,998	—	—
Electrical Equipment	4,522,997	—	—
Electronic Equipment, Instruments & Components	5,326,746	—	—
Energy Equipment & Services	1,777,420	—	—

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	27

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Entertainment	$16,957,516	$—	$—
Equity Real Estate Investment Trusts (REITs)	18,963,569	—	—
Food & Staples Retailing	10,756,262	—	—
Food Products	7,751,113	—	—
Gas Utilities	306,435	—	—
Health Care Equipment & Supplies	29,295,832	—	—
Health Care Providers & Services	21,646,648	—	—
Health Care Technology	524,724	—	—
Hotels, Restaurants & Leisure	16,726,459	—	—
Household Durables	3,538,287	—	—
Household Products	11,783,224	—	—
Independent Power & Renewable Electricity Producers	426,279	—	—
Industrial Conglomerates	10,094,892	—	—
Insurance	15,118,999	—	—
Interactive Media & Services	47,561,307	—	—
Internet & Direct Marketing Retail	33,893,326	—	—
IT Services	41,651,673	—	—
Leisure Products	303,162	—	—
Life Sciences Tools & Services	9,419,609	—	—
Machinery	14,674,919	—	—
Media	10,550,821	—	—
Metals & Mining	2,880,554	—	—
Multiline Retail	4,234,778	—	—
Multi-Utilities	6,411,935	—	—
Oil, Gas & Consumable Fuels	20,384,494	—	—
Personal Products	1,590,949	—	—
Pharmaceuticals	29,482,212	—	—
Professional Services	3,157,257	—	—
Real Estate Management & Development	640,791	—	—
Road & Rail	8,439,465	—	—
Semiconductors & Semiconductor Equipment	44,757,776	—	—
Software	66,909,504	—	—
Specialty Retail.	18,687,240	—	—
Technology Hardware, Storage & Peripherals	48,793,923	—	—
Textiles, Apparel & Luxury Goods	5,461,957	—	—
Tobacco	5,568,336	—	—
Trading Companies & Distributors	1,711,109	—	—
Water Utilities	674,640	—	—
Wireless Telecommunication Services	1,737,772	—	—
Exchange-Traded Funds	10,428,426	—	—
Affiliated Mutual Funds	22,889,960	—	—
U.S. Treasury Obligation	—	1,499,844	—

Total	$836,373,129	$1,499,844	$—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$117,307	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2021 were as follows:

Software	8.0%
Technology Hardware, Storage & Peripherals	5.9
Interactive Media & Services	5.7
Semiconductors & Semiconductor Equipment	5.4
IT Services	5.0
Banks	4.3
Internet & Direct Marketing Retail	4.1
Pharmaceuticals	3.5
Health Care Equipment & Supplies	3.5
Capital Markets	2.8
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.7
Health Care Providers & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Equity Real Estate Investment Trusts (REITs)	2.3
Specialty Retail	2.3
Entertainment	2.0
Hotels, Restaurants & Leisure	2.0
Insurance	1.8
Automobiles	1.8
Chemicals	1.8
Biotechnology	1.8
Machinery	1.8
Aerospace & Defense	1.6
Electric Utilities	1.6
Household Products	1.4
Beverages	1.4
Diversified Financial Services	1.4
Diversified Telecommunication Services	1.4
Food & Staples Retailing	1.3
Media	1.3
Exchange-Traded Funds	1.3

Industrial Conglomerates	1.2%
Life Sciences Tools & Services	1.1
Road & Rail	1.0
Food Products	0.9
Communications Equipment	0.8
Multi-Utilities	0.8
Tobacco	0.7
Textiles, Apparel & Luxury Goods	0.7
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Consumer Finance	0.6
Electrical Equipment	0.5
Multiline Retail	0.5
Building Products	0.5
Household Durables	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Metals & Mining	0.4
Containers & Packaging	0.3
Airlines	0.3
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
U.S. Treasury Obligation	0.2
Auto Components	0.1
Construction Materials	0.1
Distributors	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	29

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Industry Classification (continued):

Gas Utilities	0.0	*%
Leisure Products	0.0	*
Construction & Engineering	0.0	*

	100.7
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$117,307	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$3,132,693

See Notes to Financial Statements.

30

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$198,076

For the six months ended March 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$18,867,747

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$5,301,358	$(5,301,358)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	31

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2021

Assets

Investments at value, including securities on loan of $5,301,358:
Unaffiliated investments (cost $165,634,353)	$814,135,783
Affiliated investments (cost $23,175,114)	23,737,190
Cash	3,699
Dividends receivable	547,102
Receivable for Fund shares sold	338,091
Due from broker—variation margin futures	90,620
Prepaid expenses and other assets	31,637

Total Assets	838,884,122

Liabilities
Payable to broker for collateral for securities on loan	5,481,826
Payable for Fund shares purchased	477,453
Payable for investments purchased	210,024
Distribution fee payable	137,821
Accrued expenses and other liabilities	103,644
Management fee payable	55,275
Affiliated transfer agent fee payable	42,446

Total Liabilities	6,508,489

Net Assets	$832,375,633

Net assets were comprised of:
Shares of beneficial interest, at par	$19,099
Paid-in capital in excess of par	120,910,559
Total distributable earnings (loss)	711,445,975

Net assets, March 31, 2021	$832,375,633

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share,
($328,492,501 ÷ 7,554,187 shares of beneficial interest issued and outstanding)	$43.48
Maximum sales charge (3.25% of offering price)	1.46

Maximum offering price to public	$44.94

Class C
Net asset value, offering price and redemption price per share,
($65,071,546 ÷ 1,520,425 shares of beneficial interest issued and outstanding)	$42.80

Class I
Net asset value, offering price and redemption price per share,
($156,891,305 ÷ 3,584,268 shares of beneficial interest issued and outstanding)	$43.77

Class Z
Net asset value, offering price and redemption price per share,
($264,756,952 ÷ 6,048,142 shares of beneficial interest issued and outstanding)	$43.77

Class R6
Net asset value, offering price and redemption price per share,
($17,163,329 ÷ 391,908 shares of beneficial interest issued and outstanding)	$43.79

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	33

Statement of Operations  (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$6,268,276
Affiliated dividend income	39,387
Income from securities lending, net (including affiliated income of $5,519)	8,129
Interest income	791

Total income	6,316,583

Expenses
Management fee	602,437
Distribution fee(a)	808,259
Transfer agent’s fees and expenses (including affiliated expense of $109,989)(a)	393,671
Custodian and accounting fees	47,219
Registration fees(a)	41,474
Shareholders’ reports	14,444
Audit fee	12,888
Legal fees and expenses	11,090
Trustees’ fees	10,248
Miscellaneous	20,916

Total expenses	1,962,646
Less: Fee waiver and/or expense reimbursement(a)	(283,842)

Net expenses	1,678,804

Net investment income (loss)	4,637,779

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $71,574)	64,490,211
Futures transactions	3,132,693

67,622,904

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $196,769)	65,477,244
Futures	198,076

65,675,320

Net gain (loss) on investment transactions	133,298,224

Net Increase (Decrease) In Net Assets Resulting From Operations	$137,936,003

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	471,182	337,077	—	—	—
Transfer agent’s fees and expenses	156,871	19,376	54,661	162,585	178
Registration fees	9,035	8,175	7,850	8,373	8,041
Fee waiver and/or expense reimbursement	(109,942)	(23,595)	(54,661)	(87,546)	(8,098)

See Notes to Financial Statements.

34

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,637,779	$12,223,687
Net realized gain (loss) on investment transactions	67,622,904	170,273,813
Net change in unrealized appreciation (depreciation) on investments	65,675,320	(65,008,162)

Net increase (decrease) in net assets resulting from operations	137,936,003	117,489,338

Dividends and Distributions
Distributions from distributable earnings
Class A	(70,372,499)	(46,555,566)
Class C	(15,500,376)	(11,005,718)
Class I	(42,109,552)	(36,650,205)
Class Z	(55,975,223)	(43,392,593)
Class R6	(3,271,898)	(2,104,655)

	(187,229,548)	(139,708,737)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	83,587,599	116,941,435
Net asset value of shares issued in reinvestment of dividends and distributions	186,438,020	138,783,972
Cost of shares purchased	(151,115,445)	(356,977,413)

Net increase (decrease) in net assets from Fund share transactions	118,910,174	(101,252,006)

Total increase (decrease)	69,616,629	(123,471,405)

Net Assets:
Beginning of period	762,759,004	886,230,409

End of period	$832,375,633	$762,759,004

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	35

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two series: PGIM QMA Stock Index Fund, which is a diversified fund for purposes of the 1940 Act and PGIM Securitized Credit Fund, which is a non-diversified fund for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM QMA Stock Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

36

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM QMA Stock Index Fund	37

Notes to Financial Statements  (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

38

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM QMA Stock Index Fund	39

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA” or the “subadviser”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.15% of the Fund’s average daily net assets up to and including $1 billion and 0.10% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.15% for the reporting period ended March 31, 2021.

The Manager has contractually agreed, through January 31, 2022 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.18% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

40

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I, Class Z and Class R6 shares of the Fund.

For the reporting period ended March 31, 2021, PIMS received $46,949 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2021, PIMS received $1,488 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on

PGIM QMA Stock Index Fund	41

Notes to Financial Statements  (unaudited) (continued)

the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2021, were $30,209,268 and $89,221,802, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended March 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$ 673,312	$—	$99,877	$214,055	$59,740	$847,230	9,300	$22,265

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
16,248,512	97,097,346	95,940,666	—	—	17,405,192	17,405,192	17,122

PGIM Institutional Money Market Fund(1)(b)(wa)
46,278,922	124,914,255	165,702,957	(17,286)	11,834	5,484,768	5,487,512	5,519	(2)

$62,527,434	$222,011,601	$261,643,623	$(17,286)	$11,834	$22,889,960		$22,641

$63,200,746	$222,011,601	$261,743,500	$196,769	$71,574	$23,737,190		$44,906

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.

42

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$191,680,678

Gross Unrealized Appreciation	649,646,060
Gross Unrealized Depreciation	(3,336,458)

Net Unrealized Appreciation	$646,309,602

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2020 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of Class A, Class C, Class I, Class Z and Class R6 shares of the Fund at $0.001 par value per share.

PGIM QMA Stock Index Fund	43

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	2,111,889	28.0%
Class C	9	0.1%
Class I	729,497	20.4%
Class Z	98,458	1.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	14.9%	2	28.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2021:
Shares sold	201,887	$9,072,614
Shares issued in reinvestment of dividends and distributions	1,727,874	69,788,829
Shares purchased	(752,892)	(33,324,259)

Net increase (decrease) in shares outstanding before conversion	1,176,869	45,537,184
Shares issued upon conversion from other share class(es)	114,247	4,988,869
Shares purchased upon conversion into other share class(es)	(15,878)	(773,704)

Net increase (decrease) in shares outstanding	1,275,238	$49,752,349

Year ended September 30, 2020:
Shares sold	553,871	$22,876,985
Shares issued in reinvestment of dividends and distributions	1,039,817	45,897,515
Shares purchased	(1,310,341)	(56,671,003)

Net increase (decrease) in shares outstanding before conversion	283,347	12,103,497
Shares issued upon conversion from other share class(es)	87,580	3,968,712
Shares purchased upon conversion into other share class(es)	(15,514)	(694,404)

Net increase (decrease) in shares outstanding	355,413	$15,377,805

44

Class C	Shares	Amount
Six months ended March 31, 2021:
Shares sold	47,203	$2,164,698
Shares issued in reinvestment of dividends and distributions	388,258	15,464,322
Shares purchased	(205,190)	(8,785,679)

Net increase (decrease) in shares outstanding before conversion	230,271	8,843,341
Shares purchased upon conversion into other share class(es)	(140,799)	(6,086,337)

Net increase (decrease) in shares outstanding	89,472	$2,757,004

Year ended September 30, 2020:
Shares sold	234,374	$9,901,618
Shares issued in reinvestment of dividends and distributions	250,979	10,967,791
Shares purchased	(417,896)	(17,990,776)

Net increase (decrease) in shares outstanding before conversion	67,457	2,878,633
Shares purchased upon conversion into other share class(es)	(105,140)	(4,746,200)

Net increase (decrease) in shares outstanding	(37,683)	$(1,867,567)

Class I
Six months ended March 31, 2021:
Shares sold	907,216	$45,097,539
Shares issued in reinvestment of dividends and distributions	1,036,324	42,095,486
Shares purchased	(1,386,034)	(58,530,377)

Net increase (decrease) in shares outstanding before conversion	557,506	28,662,648
Shares issued upon conversion from other share class(es)	14,240	703,566

Net increase (decrease) in shares outstanding	571,746	$29,366,214

Year ended September 30, 2020:
Shares sold	671,247	$29,216,082
Shares issued in reinvestment of dividends and distributions	825,426	36,574,636
Shares purchased	(3,171,766)	(146,321,980)

Net increase (decrease) in shares outstanding before conversion	(1,675,093)	(80,531,262)
Shares issued upon conversion from other share class(es)	4,804	216,265

Net increase (decrease) in shares outstanding	(1,670,289)	$(80,314,997)

Class Z
Six months ended March 31, 2021:
Shares sold	552,438	$24,563,139
Shares issued in reinvestment of dividends and distributions	1,373,800	55,817,485
Shares purchased	(1,055,580)	(48,259,033)

Net increase (decrease) in shares outstanding before conversion	870,658	32,121,591
Shares issued upon conversion from other share class(es)	26,585	1,210,197
Shares purchased upon conversion into other share class(es)	(2,779)	(131,389)

Net increase (decrease) in shares outstanding	894,464	$33,200,399

Year ended September 30, 2020:
Shares sold	1,152,025	$48,974,924
Shares issued in reinvestment of dividends and distributions	975,618	43,239,375
Shares purchased	(2,950,852)	(130,862,630)

Net increase (decrease) in shares outstanding before conversion	(823,209)	(38,648,331)
Shares issued upon conversion from other share class(es)	55,322	2,519,046
Shares purchased upon conversion into other share class(es)	(28,961)	(1,284,614)

Net increase (decrease) in shares outstanding	(796,848)	$(37,413,899)

PGIM QMA Stock Index Fund	45

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended March 31, 2021:
Shares sold	61,480	$2,689,609
Shares issued in reinvestment of dividends and distributions	80,509	3,271,898
Shares purchased	(46,576)	(2,216,097)

Net increase (decrease) in shares outstanding before conversion	95,413	3,745,410
Shares issued upon conversion from other share class(es)	1,998	88,798

Net increase (decrease) in shares outstanding	97,411	$3,834,208

Year ended September 30, 2020:
Shares sold	137,538	$5,971,826
Shares issued in reinvestment of dividends and distributions	47,488	2,104,655
Shares purchased	(115,260)	(5,131,024)

Net increase (decrease) in shares outstanding before conversion	69,766	2,945,457
Shares issued upon conversion from other share class(es)	412	21,195

Net increase (decrease) in shares outstanding	70,178	$2,966,652

8.   Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

46

The Fund utilized the SCA during the reporting period ended March 31, 2021. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $7,641,500, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $7,848,000. At March 31, 2021, the Fund did not have an outstanding loan amount.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its

PGIM QMA Stock Index Fund	47

Notes to Financial Statements  (unaudited) (continued)

affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.   Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a

48

fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM QMA Stock Index Fund	49

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended March 31,
			Year Ended September 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.07		$48.46	$57.19	$51.67	$45.37	$40.91
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.60	0.70	0.73	0.71	0.69
Net realized and unrealized gain (loss) on investment transactions	7.67		6.00	(0.04)	7.91	7.23	5.27
Total from investment operations	7.91		6.60	0.66	8.64	7.94	5.96
Less Dividends and Distributions:
Dividends from net investment income	(0.72)		(0.59)	(1.04)	(0.70)	(0.74)	(0.84)
Distributions from net realized gains	(10.78)		(7.40)	(8.35)	(2.42)	(0.90)	(0.66)
Total dividends and distributions	(11.50)		(7.99)	(9.39)	(3.12)	(1.64)	(1.50)
Net asset value, end of period	$43.48		$47.07	$48.46	$57.19	$51.67	$45.37
Total Return(b):	18.68%		14.72%	3.75%	17.34%	17.97%	14.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$328,493		$295,551	$287,076	$276,785	$266,434	$238,671
Average net assets (000)	$314,984		$285,833	$266,336	$272,887	$257,269	$222,230
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.51	%(e)	0.53%	0.54%	0.52%	0.52%	0.53%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.60%	0.61%	0.59%	0.59%	0.60%
Net investment income (loss)	1.06	%(e)	1.35%	1.48%	1.36%	1.49%	1.61%
Portfolio turnover rate(f)	4%		2%	3%	2%	4%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class C Shares
	Six Months Ended March 31,
			Year Ended September 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.37		$47.92	$56.50	$51.19	$44.97	$40.56
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.30	0.39	0.37	0.40	0.41
Net realized and unrealized gain (loss) on investment transactions	7.55		5.92	(0.02)	7.83	7.18	5.22
Total from investment operations	7.64		6.22	0.37	8.20	7.58	5.63
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.37)	(0.60)	(0.47)	(0.46)	(0.56)
Distributions from net realized gains	(10.78)		(7.40)	(8.35)	(2.42)	(0.90)	(0.66)
Total dividends and distributions	(11.21)		(7.77)	(8.95)	(2.89)	(1.36)	(1.22)
Net asset value, end of period	$42.80		$46.37	$47.92	$56.50	$51.19	$44.97
Total Return(b):	18.28%		13.98%	3.08%	16.56%	17.24%	14.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,072		$66,347	$70,382	$108,459	$94,169	$72,100
Average net assets (000)	$67,601		$67,889	$84,898	$102,726	$85,397	$61,856
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.19	%(e)	1.20%	1.19%	1.18%	1.16%	1.18%
Expenses before waivers and/or expense reimbursement	1.26	%(e)	1.27%	1.26%	1.25%	1.23%	1.25%
Net investment income (loss)	0.39	%(e)	0.69%	0.84%	0.70%	0.85%	0.96%
Portfolio turnover rate(f)	4%		2%	3%	2%	4%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	51

Financial Highlights  (unaudited) (continued)

Class I Shares
	Six Months Ended March 31,
			Year Ended September 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.38		$48.70	$57.50	$51.89	$45.54	$41.07
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.77	0.87	0.91	0.88	0.84
Net realized and unrealized gain (loss) on investment transactions	7.73		6.03	(0.06)	7.95	7.26	5.29
Total from investment operations	8.04		6.80	0.81	8.86	8.14	6.13
Less Dividends and Distributions:
Dividends from net investment income	(0.87)		(0.72)	(1.26)	(0.83)	(0.89)	(1.00)
Distributions from net realized gains	(10.78)		(7.40)	(8.35)	(2.42)	(0.90)	(0.66)
Total dividends and distributions	(11.65)		(8.12)	(9.61)	(3.25)	(1.79)	(1.66)
Net asset value, end of period	$43.77		$47.38	$48.70	$57.50	$51.89	$45.54
Total Return(b):	18.88%		15.11%	4.12%	17.72%	18.40%	15.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$156,891		$142,746	$228,063	$290,252	$333,339	$334,673
Average net assets (000)	$156,604		$204,880	$239,501	$289,170	$339,473	$323,821
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19%	0.18%	0.18%	0.19%
Expenses before waivers and/or expense reimbursement	0.26	%(e)	0.26%	0.26%	0.25%	0.25%	0.26%
Net investment income (loss)	1.38	%(e)	1.72%	1.83%	1.69%	1.86%	1.96%
Portfolio turnover rate(f)	4%		2%	3%	2%	4%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class Z Shares
	Six Months Ended March 31,
			Year Ended September 30,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.37		$48.70	$57.49	$51.88	$45.54	$41.07
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.74	0.84	0.88	0.85	0.82
Net realized and unrealized gain (loss) on investment transactions	7.73		6.02	(0.05)	7.95	7.25	5.28
Total from investment operations	8.03		6.76	0.79	8.83	8.10	6.10
Less Dividends and Distributions:
Dividends from net investment income	(0.85)		(0.69)	(1.23)	(0.80)	(0.86)	(0.97)
Distributions from net realized gains	(10.78)		(7.40)	(8.35)	(2.42)	(0.90)	(0.66)
Total dividends and distributions	(11.63)		(8.09)	(9.58)	(3.22)	(1.76)	(1.63)
Net asset value, end of period	$43.77		$47.37	$48.70	$57.49	$51.88	$45.54
Total Return(b):	18.84%		15.03%	4.05%	17.67%	18.31%	15.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$264,757		$244,155	$289,780	$370,188	$415,974	$396,421
Average net assets (000)	$250,818		$253,908	$315,161	$392,699	$412,869	$390,514
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.25	%(e)	0.25%	0.25%	0.24%	0.24%	0.25%
Expenses before waivers and/or expense reimbursement	0.32	%(e)	0.32%	0.32%	0.31%	0.31%	0.32%
Net investment income (loss)	1.33	%(e)	1.64%	1.78%	1.63%	1.77%	1.89%
Portfolio turnover rate(f)	4%		2%	3%	2%	4%	4%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Stock Index Fund	53

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,		November 28, 2017(a) through September 30,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$47.40		$48.72	$57.52	$54.26
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.75	0.86	0.70
Net realized and unrealized gain (loss) on investment transactions	7.74		6.05	(0.05)	5.79
Total from investment operations	8.05		6.80	0.81	6.49
Less Dividends and Distributions:
Dividends from net investment income	(0.88)		(0.72)	(1.26)	(0.81)
Distributions from net realized gains	(10.78)		(7.40)	(8.35)	(2.42)
Total dividends and distributions	(11.66)		(8.12)	(9.61)	(3.23)
Net asset value, end of period	$43.79		$47.40	$48.72	$57.52
Total Return(c):	18.88%		15.12%	4.12%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,163		$13,960	$10,929	$97
Average net assets (000)	$15,449		$12,526	$8,080	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18	%(e)	0.18%	0.18%	0.18	%(e)
Expenses before waivers and/or expense reimbursement	0.29	%(e)	0.30%	0.39%	146.02	%(e)
Net investment income (loss)	1.38	%(e)	1.69%	1.85%	1.55	%(e)
Portfolio turnover rate(f)	4%		2%	3%	2%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

54

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA Stock Index Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary •

Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Stock Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA STOCK INDEX FUND

SHARE CLASS	A	C	I	Z	R6
NASDAQ	PSIAX	PSICX	PDSIX	PSIFX	PQSIX
CUSIP	74441F108	74441F306	74441F405	74441F504	74441F702

MF174 E2

PGIM SECURITIZED CREDIT FUND

SEMIANNUAL REPORT

MARCH 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Securitized Credit Fund informative and useful. The report covers performance for the six-month period ended March 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Securitized Credit Fund

May 14, 2021

PGIM Securitized Credit Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/21* (with sales charges)
	Six Months** (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.74	13.69	3.62	3.32 (11/16/15)
Class C	4.46	15.64	3.54	3.18 (11/16/15)
Class Z	4.87	17.80	4.57	4.21 (11/16/15)
Class R6	4.89	17.85	4.62	4.26 (11/16/15)
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	0.12	0.64	1.49	1.42
Bloomberg Barclays US Aggregate Bond Index
	–2.73	0.71	3.10	3.42

*For periods prior to July 1, 2019, the Fund’s performance is that of an investment trust (the “Predecessor Fund”), which commenced operations on November 16, 2015. The performance of the Predecessor Fund has been adjusted to reflect the fees and expenses for the applicable class of shares of the Fund. If the performance of the Predecessor Fund had not been adjusted to reflect the fees and expenses of the Fund, the performance may have been higher than the performance shown for each class of shares. The Predecessor Fund was reorganized into the Fund immediately before the Fund commenced operations on July 1, 2019. Prior to the reorganization, the Predecessor Fund was managed by the Fund’s subadviser since its inception (using the same portfolio management team). The investment objective and strategies of the Predecessor Fund were, in all material respects, the same as those of the Fund, and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”) and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have resulted in different performance.

**Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Source: ICE BofA, used with permission.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Securitized Credit Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 3/31/21 (%)
AAA	11.5
AA	10.4
A	2.7
BBB	17.6
BB	25.7
B	9.7
CCC	1.0
CC	0.2
Not Rated	10.2
Cash/Cash Equivalents	11.0
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 3/31/21
	Total Distributions Paid for Six-Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	3.30	–47.27
Class C	0.08	2.67	–102.08
Class Z	0.13	3.67	2.98
Class R6	0.13	3.71	–100.20

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Securitized Credit Fund	7

Fees and Expenses (continued)

the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Securitized Credit Fund		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,047.40	0.90%	$4.59
	Hypothetical	$1,000.00	$1,020.44	0.90%	$4.53
Class C	Actual	$1,000.00	$1,044.60	1.65%	$8.41
	Hypothetical	$1,000.00	$1,016.70	1.65%	$8.30
Class Z	Actual	$1,000.00	$1,048.70	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.69	0.65%	$3.28
Class R6	Actual	$1,000.00	$1,048.90	0.60%	$3.06
	Hypothetical	$1,000.00	$1,021.94	0.60%	$3.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of March 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 89.8%

ASSET-BACKED SECURITIES 35.2%

Automobiles 5.4%

Chase Auto Credit Linked Notes, Series 2020-01, Class F, 144A	6.684%	01/25/28		800	$837,971
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	759,480

					1,597,451

Collateralized Loan Obligations 16.6%

Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	500	587,170
Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.302(c)	05/17/31		500	500,898
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	750	878,482
Cathedral Lake CLO Ltd. (Cayman Islands),
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.474(c)	10/20/28		500	500,749
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.894(c)	02/15/29		704	703,443
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.081(c)	04/15/29		750	749,155
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.124(c)	10/20/31		500	500,363
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.424(c)	07/20/32		500	503,463

					4,923,723

Consumer Loans 4.7%

OneMain Financial Issuance Trust, Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,387
Oportun Funding X LLC, Series 2018-C, Class C, 144A	5.520	10/08/24		500	504,345
Oportun Funding XIV LLC, Series 2021-A, Class D, 144A	5.400	03/08/28		500	499,761

See Notes to Financial Statements.

PGIM Securitized Credit Fund	9

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.959%(c)	02/25/23		100	$99,880
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.759(c)	08/25/25		100	99,503
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		100	101,073

					1,404,949

Other 5.5%

Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	10/16/23		400	398,792
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.459(c)	04/25/23		610	604,348
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.909(c)	06/25/24		620	614,695

					1,617,835

Residential Mortgage-Backed Securities 2.1%

Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5A	5.692(cc)	05/25/35		14	14,475
Legacy Mortgage Asset Trust, Series 2019-GS04, Class A1, 144A	3.438	05/25/59		80	80,034
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	503	531,079

					625,588

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.9%

Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48	1,372	$157,799
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.684(cc)	01/16/46	112	115,677

				273,476

TOTAL ASSET-BACKED SECURITIES (cost $10,256,468)				10,443,022

BANK LOANS 1.0%

Software 0.2%

Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23	114	40,605

Telecommunications 0.8%

GTT Communications BV,
Priming Initial Term Loan - PIK, 1 Month LIBOR + 5.000%	8.500(c)	12/28/21	12	11,969
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.860(c)	05/30/25	123	101,885
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	6.000(c)	12/28/21	14	13,674
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	123	118,597

				246,125

TOTAL BANK LOANS (cost $362,209)				286,730

COMMERCIAL MORTGAGE-BACKED SECURITIES 27.3%

20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	100	96,062
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	200	182,415
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	88,321
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	225,000
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	390	375,321

See Notes to Financial Statements.

PGIM Securitized Credit Fund	11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.555%(c)	03/15/37		210	$204,816
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36		235	234,967
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36		564	563,953
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.606(c)	12/15/36		499	498,389
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36		726	749,607
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37		221	221,528
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36		150	150,228
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	05/15/36		324	324,000
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	261,101
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	05/15/35		162	161,926
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	482,222
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 0.000%)	1.948(c)	08/07/30	GBP	229	297,671
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45		23,332	39,478
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		94,791	410,189
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.586(cc)	03/25/22		913	7,909
Series K026, Class X1, IO	0.953(cc)	11/25/22		1,439	16,780
Series K052, Class X1, IO	0.652(cc)	11/25/25		2,246	59,468
Series K058, Class X1, IO	0.924(cc)	08/25/26		3,656	161,380
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	97,815
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.338(cc)	12/15/48		1,620	25,528

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date			Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A	4.613%(cc)	07/05/31			600	$620,683
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.460(cc)	12/12/34			350	313,873
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40			175	154,472
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.288(cc)	03/15/48			10,000	119,919
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36			400	381,200
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.856(c)	01/15/26			100	101,000
Taurus UK DAC (Ireland), Series 2021-UK1A, Class D, 144A	0.000(cc)	05/17/31		GBP	250	344,977
Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class XB, IO	0.430(cc)	12/15/48			6,400	128,952

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,016,227)						8,101,150

CORPORATE BONDS 9.1%

Banks 8.0%

Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24	(oo)		550	583,022
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25	(oo)		605	609,933
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24	(oo)		500	517,015
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)		80	80,831
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24			600	599,709

						2,390,510

Entertainment 0.2%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK
12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26			57	46,779

See Notes to Financial Statements.

PGIM Securitized Credit Fund	13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 0.1%

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27		75	$39,979

Miscellaneous Manufacturing 0.2%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	24,614
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		50	48,997

					73,611

Oil & Gas 0.1%

MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		25	26,147

Pipelines 0.5%

Energy Transfer Operating LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	140	135,747

TOTAL CORPORATE BONDS (cost $2,716,397)					2,712,773

RESIDENTIAL MORTGAGE-BACKED SECURITIES 17.2%

Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.709(c)	04/25/28		62	62,371
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.709(c)	08/25/28		54	53,710
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.959(c)	10/25/28		120	120,722
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.509(c)	06/25/30		146	146,082
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.309(c)	08/26/30		220	221,708
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.109(c)	08/26/30		205	208,555
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.709(c)	06/25/30		165	164,397
Series 2021-01A, Class M1C, 144A	0.000(cc)	03/25/31		150	149,371
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.259(c)	09/25/31		22	22,231

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.609%(c)	10/25/30	230	$235,180
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.017(c)	11/25/50	110	112,616
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.417(c)	08/25/33	260	257,400
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.209(c)	06/25/50	75	77,384
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.109(c)	08/25/50	100	105,253
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.859(c)	08/25/50	80	80,714
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.817(c)	10/25/50	120	124,578
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.709(c)	07/25/50	238	240,403
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.359(c)	09/25/50	120	124,803
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.259(c)	09/25/50	85	85,644
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.667(c)	01/25/51	250	240,624
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.759(c)	01/25/49	53	53,496
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228	11/26/49	227	228,034
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.259(c)	10/25/30	200	205,333
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.409(c)	07/25/33	150	150,087
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.859(c)	07/25/30	137	138,340

See Notes to Financial Statements.

PGIM Securitized Credit Fund	15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.709%(c)	10/25/30		165	$167,607
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.924(c)	12/25/22		676	679,766
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.709(c)	10/25/30		195	198,693
Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A	0.000(cc)	07/30/75	EUR	380	442,004

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,065,945)					5,097,106

	Shares

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Backstop Commitment* (cost $398)	42	1,756

TOTAL LONG-TERM INVESTMENTS (cost $26,417,644)		26,642,537

SHORT-TERM INVESTMENT 8.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,463,013)(wb)	2,463,013	2,463,013

TOTAL INVESTMENTS 98.1% (cost $28,880,657)		29,105,550
Other assets in excess of liabilities(z) 1.9%		566,837

NET ASSETS 100.0%		$29,672,387

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

16

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,832 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at March 31, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/06/21	HSBC Bank PLC	GBP	467	$640,544	$644,077	$3,533	$—
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	1,653	1,951,898	1,938,421	—	(13,477)

				$2,592,442	$2,582,498	3,533	(13,477)

See Notes to Financial Statements.

PGIM Securitized Credit Fund	17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/06/21	Barclays Bank PLC	GBP	220	$308,575	$303,298	$5,277	$—
Expiring 04/06/21	HSBC Bank PLC	GBP	247	344,895	340,778	4,117	—
Expiring 05/05/21	HSBC Bank PLC	GBP	467	640,595	644,138	—	(3,543)
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	1,616	1,964,202	1,895,079	69,123	—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	EUR	37	44,891	43,342	1,549	—
Expiring 05/05/21	Bank of America, N.A.	EUR	365	429,653	428,009	1,644	—
Expiring 05/05/21	Citibank, N.A.	EUR	1,653	1,953,077	1,939,598	13,479	—

				$5,685,888	$5,594,242	95,189	(3,543)

						$98,722	$(17,020)

Credit default swap agreements outstanding at March 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Accunia CLO	04/27/21	1.000%(M)	EUR	237	*	$ 262	$—	$ 262	Goldman Sachs International
Alcentra CLO	04/27/21	1.000%(M)	EUR	217	*	240	—	240	Goldman Sachs International
Alcentra CLO	04/27/21	1.000%(M)	EUR	77	*	86	—	86	Goldman Sachs International
Alcentra CLO	04/27/21	0.500%(M)	EUR	45	*	25	—	25	Goldman Sachs International
Alcentra CLO	04/27/21	1.000%(M)	EUR	41	1.000%	45	—	45	Goldman Sachs International
Bardin Hill CLO	04/27/21	0.500%(M)	EUR	449	0.500%	249	—	249	Goldman Sachs International

See Notes to Financial Statements.

18

Credit default swap agreements outstanding at March 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Bardin Hill CLO	04/27/21	1.000%(M)	EUR	105	*	$ 116	$—	$ 116	Goldman Sachs International
Barings CLO	04/27/21	1.000%(M)	EUR	39	*	43	—	43	Goldman Sachs International
Black Diamond CLO	04/27/21	1.000%(M)	EUR	72	*	80	—	80	Goldman Sachs International
Black Diamond CLO	04/27/21	0.500%(M)	EUR	33	*	18	—	18	Goldman Sachs International
BlueMountain CLO	04/27/21	1.000%(M)	EUR	65	1.000%	72	—	72	Goldman Sachs International
Cairn CLO	04/27/21	1.000%(M)	EUR	688	*	762	—	762	Goldman Sachs International
Carlyle CLO	04/27/21	1.000%(M)	EUR	218	0.500%	242	—	242	Goldman Sachs International
Carlyle CLO	04/27/21	1.000%(M)	EUR	90	*	100	—	100	Goldman Sachs International
Carlyle CLO	04/27/21	0.500%(M)	EUR	57	*	31	—	31	Goldman Sachs International
COMM Mortgage Trust	04/29/21	1.250%(M)		57	*	64	—	64	Goldman Sachs International
COMM Mortgage Trust	04/29/21	1.250%(M)		40	*	45	—	45	Goldman Sachs International
Credit Suisse Mortgage Trust	04/30/21	0.500%(M)		25	*	—	—	—	Goldman Sachs International
Credit Suisse Mortgage Trust	04/30/21	1.250%(M)		14	*	—	—	—	Goldman Sachs International

See Notes to Financial Statements.

PGIM Securitized Credit Fund	19

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Credit default swap agreements outstanding at March 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
CSAM CLO	04/27/21	1.000%(M)	EUR	110	1.000%	$122	$—	$122	Goldman Sachs International
CSAM CLO	04/27/21	1.000%(M)	EUR	31	*	35	—	35	Goldman Sachs International
Delta Home Equity	04/30/21	1.250%(M)		63	*	2	—	2	Goldman Sachs International
GLG Silvermine CLO	04/27/21	1.000%(M)	EUR	31	1.000%	34	—	34	Goldman Sachs International
GS Mortgage-Backed Securities Trust	04/30/21	1.250%(M)		15	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	04/30/21	1.250%(M)		15	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	04/30/21	1.250%(M)		10	*	—	—	—	Goldman Sachs International
GSAMP Home Equity Trust	04/30/21	1.250%(M)		20	*	1	—	1	Goldman Sachs International
GSRPM Mortgage Loan Trust	04/30/21	1.250%(M)		8	*	—	—	—	Goldman Sachs International
Investcorp CLO	04/27/21	1.000%(M)	EUR	91	*	100	—	100	Goldman Sachs International
MFRA Trust	04/30/21	0.500%(M)		7	*	—	—	—	Goldman Sachs International
Morgan Stanley Capital I Trust	04/29/21	1.250%(M)		13	*	15	—	15	Goldman Sachs International
Oak Hill CLO	04/27/21	1.000%(M)	EUR	121	*	134	—	134	Goldman Sachs International

See Notes to Financial Statements.

20

Credit default swap agreements outstanding at March 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Och-Ziff CLO	04/27/21	1.000%(M)	EUR	451	*	$500	$—	$500	Goldman Sachs International
Permira Advisers LLC	04/27/21	0.500%(M)	EUR	218	0.500%	121	—	121	Goldman Sachs International
PineBridge CLO	04/27/21	0.500%(M)	EUR	175	0.500%	97	—	97	Goldman Sachs International
PineBridge CLO	04/27/21	1.000%(M)	EUR	139	*	154	—	154	Goldman Sachs International
Preston Ridge Partners Mortgage Trust	04/30/21	0.500%(M)		16	*	—	—	—	Goldman Sachs International
RCKT Mortgage Trust	04/30/21	1.250%(M)		13	*	—	—	—	Goldman Sachs International
Tikehau CLO	04/27/21	1.000%(M)	EUR	32	*	35	—	35	Goldman Sachs International
TVC	04/30/21	0.500%(M)		20	*	—	—	—	Goldman Sachs International
Verus Securitization Trust	04/30/21	0.500%(M)		30	*	—	—	—	Goldman Sachs International
						$3,832	$—	$3,832

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.BBB.12	08/17/61	3.000	%(M)	300	$19,845	$61,625	$(41,780)	Morgan Stanley &Co. International PLC

See Notes to Financial Statements.

PGIM Securitized Credit Fund	21

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

Credit default swap agreements outstanding at March 31, 2021 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$(5,160)	$(2,909)	$2,251
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(29,758)	(33,256)	(3,498)

See Notes to Financial Statements.

22

Interest rate swap agreements outstanding at March 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	330	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	$ (22,092)	$ (29,580)	$ (7,488)
	1,355	06/14/21	1.142%(S)	3 Month LIBOR(1)(Q)	(755)	(7,085)	(6,330)
	1,355	05/11/22	2.300%(A)	1 Day USOIS(1)(A)	(55,483)	(61,404)	(5,921)
	2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(134,663)	(134,835)	(172)
	2,970	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(101,444)	(170,942)	(69,498)
	270	05/11/30	2.450%(A)	1 Day USOIS(2)(A)	47,636	28,735	(18,901)
	115	05/11/50	2.400%(S)	3 Month LIBOR(1)(Q)	(47,897)	(6,294)	41,603
					$(349,616)	$(417,570)	$(67,954)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$61,625	$—	$3,832	$(41,780)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$407,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	23

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,597,451	$—
Collateralized Loan Obligations	—	4,923,723	—
Consumer Loans	—	1,404,949	—
Other	—	1,617,835	—
Residential Mortgage-Backed Securities	—	625,588	—
Student Loans	—	273,476	—
Bank Loans	—	286,730	—
Commercial Mortgage-Backed Securities	—	8,101,150	—
Corporate Bonds.	—	2,712,773	—
Residential Mortgage-Backed Securities	—	5,097,106	—
Common Stock	—	1,756	—
Affiliated Mutual Fund	2,463,013	—	—

Total	$2,463,013	$26,642,537	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$98,722	$—
OTC Credit Default Swap Agreements	—	19,845	3,832
Centrally Cleared Interest Rate Swap Agreements.	—	43,854	—

Total	$—	$162,421	$3,832

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(17,020)	$—
Centrally Cleared Interest Rate Swap Agreements.	—	(111,808)	—

Total	$—	$(128,828)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2021 were as follows:

Commercial Mortgage-Backed Securities	27.3%
Residential Mortgage-Backed Securities	19.3
Collateralized Loan Obligations	16.6
Affiliated Mutual Fund	8.3
Banks	8.0
Other	5.5
Automobiles	5.4
Consumer Loans	4.7
Student Loans	0.9

Telecommunications	0.8%
Pipelines	0.5
Miscellaneous Manufacturing	0.2
Entertainment	0.2
Software	0.2
Media	0.1
Oil & Gas	0.1

See Notes to Financial Statements.

24

Industry Classification (continued):

Oil, Gas & Consumable Fuels	0.0	*%

	98.1
Other assets in excess of liabilities	1.9

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$61,625		—	$—
Credit contracts	Unrealized appreciation on OTC swap agreements	3,832		Unrealized depreciation on OTC swap agreements	41,780
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	98,722		Unrealized depreciation on OTC forward foreign currency exchange contracts	17,020
Interest rate contracts	Due from/to broker-variation margin swaps	43,854	*	Due from/to broker-variation margin swaps	111,808	*

		$208,033			$170,608

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	25

Schedule of Investments  (unaudited) (continued)

as of March 31, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$14,254
Foreign exchange contracts	—	(56,100)	—
Interest rate contracts	9,275	—	(55,963)

Total	$9,275	$(56,100)	$(41,709)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(41,188)
Foreign exchange contracts	—	66,676	—
Interest rate contracts	364	—	105,756

Total	$364	$66,676	$64,568

For the six months ended March 31, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$92,536	$1,520,023

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)
$3,862,411	$10,168,461	$200,000

Credit Default Swap Agreements— Sell Protection(1)
$4,619,121

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended March 31, 2021.

See Notes to Financial Statements.

26

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$ 1,644	$ —	$ 1,644	$—	$ 1,644
Barclays Bank PLC	74,400	—	74,400	—	74,400
Citibank, N.A.	13,479	(13,477)	2	—	2
Goldman Sachs International	3,832	—	3,832	—	3,832
HSBC Bank PLC	7,650	(3,543)	4,107	—	4,107
Morgan Stanley & Co. International PLC	63,174	(41,780)	21,394	—	21,394
	$164,179	$(58,800)	$105,379	$—	$105,379

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	27

Statement of Assets and Liabilities (unaudited)

as of March 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $26,417,644)	$26,642,537
Affiliated investments (cost $2,463,013)	2,463,013
Cash	2,058
Foreign currency, at value (cost $10,518)	10,517
Cash segregated for counterparty - OTC	10,000
Deposit with broker for centrally cleared/exchange-traded derivatives	407,000
Interest receivable	100,336
Unrealized appreciation on OTC forward foreign currency exchange contracts	98,722
Premiums paid for OTC swap agreements	61,625
Due from Manager	5,764
Unrealized appreciation on OTC swap agreements	3,832
Due from broker—variation margin swaps	2,432
Receivable for investments sold	316
Prepaid expenses and other assets	3,124

Total Assets	29,811,276

Liabilities

Unrealized depreciation on OTC swap agreements	41,780
Audit fee payable	26,970
Registration fees payable	19,453
Unrealized depreciation on OTC forward foreign currency exchange contracts	17,020
Custodian and accounting fees payable	14,708
Accrued expenses and other liabilities	8,952
Transfer agent’s fees and expenses payable	8,754
Payable for Fund shares purchased	907
Trustees’ fees payable	216
Affiliated transfer agent fee payable	116
Distribution fee payable	13

Total Liabilities	138,889

Net Assets	$29,672,387

Net assets were comprised of:
Shares of beneficial interest, at par	$ 3,033
Paid-in capital in excess of par	30,074,628
Total distributable earnings (loss)	(405,274)

Net assets, March 31, 2021	$29,672,387

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share, ($20,829 ÷ 2,129 shares of beneficial interest issued and outstanding)	$9.78
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.11

Class C
Net asset value, offering price and redemption price per share, ($10,230 ÷ 1,046 shares of beneficial interest issued and outstanding)	$9.78

Class Z
Net asset value, offering price and redemption price per share, ($29,630,909 ÷ 3,028,949 shares of beneficial interest issued and outstanding)	$9.78

Class R6
Net asset value, offering price and redemption price per share, ($10,419 ÷ 1,065 shares of beneficial interest issued and outstanding)	$9.78

See Notes to Financial Statements.

PGIM Securitized Credit Fund	29

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Net Investment Income (Loss)
Income
Interest income	$528,496
Affiliated dividend income	1,028

Total income	529,524

Expenses
Management fee	86,343
Distribution fee(a)	77
Audit fee	29,168
Registration fees(a)	28,482
Custodian and accounting fees	26,010
Transfer agent’s fees and expenses (including affiliated expense of $382)(a)	20,321
Legal fees and expenses	9,389
Trustees’ fees	5,427
Shareholders’ reports	4,890
Miscellaneous	7,929

Total expenses	218,036
Less: Fee waiver and/or expense reimbursement(a)	(124,425)

Net expenses	93,611

Net investment income (loss)	435,913

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	233,326
Futures transactions	9,275
Forward currency contract transactions	(56,100)
Swap agreement transactions	(41,709)
Foreign currency transactions	10,310

155,102

Net change in unrealized appreciation (depreciation) on:
Investments	673,288
Futures	364
Forward currency contracts	66,676
Swap agreements	64,568
Foreign currencies	205

805,101

Net gain (loss) on investment and foreign currency transactions	960,203

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,396,116

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	27	50	—	—
Registration fees	7,050	7,051	7,330	7,051
Transfer agent’s fees and expenses	76	19	20,205	21
Fee waiver and/or expense reimbursement	(7,183)	(7,095)	(103,047)	(7,100)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$435,913	$952,143
Net realized gain (loss) on investment and foreign currency transactions	155,102	(839,261)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	805,101	(402,282)

Net increase (decrease) in net assets resulting from operations	1,396,116	(289,400)

Dividends and Distributions
Distributions from distributable earnings
Class A	(261)	(566)
Class C	(82)	(291)
Class Z	(382,691)	(1,079,371)
Class R6	(137)	(393)

	(383,171)	(1,080,621)

Tax return of capital distributions
Class A	—	(8)
Class C	—	(4)
Class Z	—	(15,413)
Class R6	—	(6)

	—	(15,431)

Fund share transactions
Net proceeds from shares sold	1,195,916	2,224,279
Net asset value of shares issued in reinvestment of dividends and distributions	375,543	1,072,027
Cost of shares purchased	(1,089,954)	(724,139)

Net increase (decrease) in net assets from Fund share transactions	481,505	2,572,167

Total increase (decrease)	1,494,450	1,186,715

Net Assets:

Beginning of period	28,177,937	26,991,222

End of period	$29,672,387	$28,177,937

See Notes to Financial Statements.

PGIM Securitized Credit Fund	31

Notes to Financial Statements  (unaudited)

1. Organization

Prudential Investment Portfolios 8 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of two series: PGIM QMA Stock Index Fund, which is a diversified fund for purposes of the 1940 Act and PGIM Securitized Credit Fund, which is a non-diversified fund for purposes of the 1940 Act. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”).

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

32

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Securitized Credit Fund	33

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

34

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation

PGIM Securitized Credit Fund	35

Notes to Financial Statements  (unaudited) (continued)

margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are

36

shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a

PGIM Securitized Credit Fund	37

Notes to Financial Statements  (unaudited) (continued)

buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events

38

applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Securitized Credit Fund	39

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. Effective October 1, 2020, the Fund changed its dividend distribution policy to declare dividends of its net investment income daily and pay such dividends monthly.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $2.5 billion, 0.55% of average daily net assets on the next $2.5 billion and 0.50% of average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.60% for the reporting period ended March 31, 2021.

The Manager has contractually agreed, through January 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.90% of average daily net assets for Class A shares, 1.65% of average daily net assets for Class C shares, 0.65% of average daily net assets for Class Z shares and 0.60% of average daily net

40

assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended March 31, 2021, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and

PGIM Securitized Credit Fund	41

Notes to Financial Statements  (unaudited) (continued)

unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2021, were $8,529,319 and $10,181,534, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$ 259,288	$11,235,610	$9,031,885	$—	$—	$2,463,013	2,463,013	$1,028

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2021 were as follows:

Tax Basis	$28,943,742

Gross Unrealized Appreciation	714,695
Gross Unrealized Depreciation	(515,462)

Net Unrealized Appreciation	$199,233

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

42

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2020 of approximately $734,500 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat late year losses of approximately $98,000 as having been incurred in the following fiscal year (September 30, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Since tax authorities can examine previously filed tax returns, the federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of Class A, Class C, Class R6 and Class Z shares of the Fund at $0.001 par value per share.

As of March 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,060	49.8%
Class C	1,046	100.0%
Class Z	2,847,372	94.0%
Class R6	1,065	100.0%

PGIM Securitized Credit Fund	43

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	93.8%	—	—%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2021:
Shares sold	1,819	$17,500
Shares issued in reinvestment of dividends and distributions	27	259
Shares purchased	(1,965)	(18,963)

Net increase (decrease) in shares outstanding	(119)	$(1,204)

Year ended September 30, 2020:
Shares sold	1,681	$16,278
Shares issued in reinvestment of dividends and distributions	61	574
Shares purchased	(502)	(4,603)

Net increase (decrease) in shares outstanding	1,240	$12,249

Class C
Six months ended March 31, 2021:
Shares issued in reinvestment of dividends and distributions	9	$82

Net increase (decrease) in shares outstanding	9	$82

Year ended September 30, 2020:
Shares issued in reinvestment of dividends and distributions	31	$295

Net increase (decrease) in shares outstanding	31	$295

Class Z
Six months ended March 31, 2021:
Shares sold	122,235	$1,178,416
Shares issued in reinvestment of dividends and distributions	39,007	375,065
Shares purchased	(111,263)	(1,070,991)

Net increase (decrease) in shares outstanding	49,979	$482,490

Year ended September 30, 2020:
Shares sold	241,735	$2,208,001
Shares issued in reinvestment of dividends and distributions	112,677	1,070,759
Shares purchased	(78,669)	(719,536)

Net increase (decrease) in shares outstanding	275,743	$2,559,224

Class R6
Six months ended March 31, 2021:
Shares issued in reinvestment of dividends and distributions	14	$137

Net increase (decrease) in shares outstanding	14	$137

Year ended September 30, 2020:
Shares issued in reinvestment of dividends and distributions	42	$399

Net increase (decrease) in shares outstanding	42	$399

44

8.   Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2021.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed

PGIM Securitized Credit Fund	45

Notes to Financial Statements  (unaudited) (continued)

income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a

46

risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern

PGIM Securitized Credit Fund	47

Notes to Financial Statements  (unaudited) (continued)

Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

48

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Securitized Credit Fund	49

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31, 2021		Year Ended September 30, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.45		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.46)	(0.03)
Total from investment operations	0.45		(0.16)	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.36)	(0.08)
Tax return of capital distributions	-		- (c)	-
Total dividends and distributions	(0.12)		(0.36)	(0.08)
Net asset value, end of period	$9.78		$9.45	$9.97
Total Return(d):	4.74%		(1.57)%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$21	$10
Average net assets (000)	$22		$16	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.90%	0.90	%(g)
Expenses before waivers and/or expense reimbursement	67.08	%(f)	94.01%	813.14	%(g)
Net investment income (loss)	2.78	%(f)	3.15%	3.07	%(g)
Portfolio turnover rate(h)	31%		60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class C Shares
	Six Months Ended March 31, 2021		Year Ended September 30, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.44		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.24	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.48)	(0.03)
Total from investment operations	0.42		(0.24)	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.29)	(0.06)
Tax return of capital distributions	-		- (c)	-
Total dividends and distributions	(0.08)		(0.29)	(0.06)
Net asset value, end of period	$9.78		$9.44	$9.97
Total Return(d):	4.46%		(2.40)%	0.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10	$10
Average net assets (000)	$10		$10	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.65	%(g)
Expenses before waivers and/or expense reimbursement	144.21	%(f)	148.80%	814.62	%(g)
Net investment income (loss)	2.03	%(f)	2.51%	2.32	%(g)
Portfolio turnover rate(h)	31%		60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	51

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31, 2021		Year Ended September 30, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.45		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.33	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		(0.47)	(0.02)
Total from investment operations	0.46		(0.14)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.37)	(0.09)
Tax return of capital distributions	-		(0.01)	-
Total dividends and distributions	(0.13)		(0.38)	(0.09)
Net asset value, end of period	$9.78		$9.45	$9.97
Total Return(c):	4.87%		(1.32)%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,631		$28,137	$26,961
Average net assets (000)	$28,818		$27,164	$20,410
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65	%(f)
Expenses before waivers and/or expense reimbursement	1.37	%(e)	1.68%	2.72	%(f)
Net investment income (loss)	3.03	%(e)	3.50%	3.32	%(f)
Portfolio turnover rate(g)	31%		60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Class R6 Shares
	Six Months Ended March 31, 2021		Year Ended September 30, 2020	July 1, 2019(a) through September 30, 2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.45		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(0.47)	(0.02)
Total from investment operations	0.46		(0.13)	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.38)	(0.09)
Tax return of capital distributions	-		(0.01)	-
Total dividends and distributions	(0.13)		(0.39)	(0.09)
Net asset value, end of period	$9.78		$9.45	$9.97
Total Return(c):	4.89%		(1.28)%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$10	$10
Average net assets (000)	$10		$10	$6,365
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60%	0.60	%(f)
Expenses before waivers and/or expense reimbursement	141.08	%(e)	146.78%	3.44	%(f)
Net investment income (loss)	3.08	%(e)	3.56%	3.33	%(f)
Portfolio turnover rate(g)	31%		60%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund	53

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

54

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and

Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings 1-3 Strand Trafalgar Square, London WC2N-5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Securitized Credit Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SECURITIZED CREDIT FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SCFOX	SCFVX	SCFZX	SCFQX
CUSIP	74441F801	74441F884	74441F876	74441F868

MF241E2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13	–	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2021